Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES, NET

NOTE 3 - INVENTORIES

a.	Inventories as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
Work in progress	$283	$286
Finished goods	290	154
Total inventories	$573	$440

b.	The Company recorded inventories write-downs of $133, $286 and $866 for the years ended December 31, 2025, 2024 and 2023, respectively, which were recorded as part of cost of revenues.